Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net
Property, plant and equipment, net, consist of the following:

	As of
	December 31, 2018	December 31, 2019
	RMB	RMB
Computer and electronic equipment	8,974	12,478
Leasehold improvements	4,123	4,873
Office furniture and equipment	2,848	2,774
Motor vehicles	987	987

Total	16,932	21,112
Less: Accumulated depreciation (1)	(10,578)	(13,106)

Property, equipment and equipment, net	6,354	8,006

(1)	Depreciation expenses for the years ended December 31, 2017, 2018 and 2019 were RMB 3,377 thousand, RMB 2,790 thousand and RMB 3,441 thousand, respectively.